Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) [Abstract]
Revenue	$ 3,363,538	$ 3,180,565		$ 2,193,791
Cost of sales	(1,575,057)	(1,348,711)		(902,006)
Government grants	228,910	187,718		197,041
Interest received	264,132	269,771		293,478
Foreign exchange gains		203,593		359,217
Expenses
Selling and marketing expenses	(3,327,496)	(1,965,426)		(2,088,200)
Research and development	(4,897,030)	(2,127,409)		(1,936,802)
General and administration expenses	(3,884,231)	(1,970,849)		(2,256,408)
Finance costs	(9,296)	(27,052)		(14,734)
Foreign exchange losses	(919,784)
Loss from fair value changes for exercised warrants	(6,219,517)	(896,902)	[1]
Fair value loss from financial liability	(6,823,879)	(3,354,854)	[1]	(330,208)
Loss before income tax expense	(23,799,710)	(7,849,556)		(4,484,831)
Tax expense (income)	74,760	(160,802)		(80,923)
Net loss for the year attributable to the owners of Mobilicom Limited	(23,724,950)	(8,010,358)		(4,565,754)
Items that will not be reclassified subsequently to profit or loss
Re-measurement of defined benefit plans (refer to note 22)	(2,258)	17,860		6,267
Items that may be reclassified subsequently to profit or loss
Foreign currency translation (refer to note 22)	880,409	(108,302)		(421,696)
Other comprehensive loss for the year, net of tax	878,151	(90,442)		(415,429)
Total comprehensive loss for the year attributable to the owners of Mobilicom Limited	$ (22,846,799)	$ (8,100,800)		$ (4,981,183)
Basic earnings (loss) per share (in Dollars per share)	$ (2.68)	$ (1.32)	[1],[2]	$ (0.95)	[1]
Diluted earnings (loss) per share (in Dollars per share)	$ (2.68)	$ (1.32)	[1],[2]	$ (0.95)
Weighted average number of ordinary shares used in calculating basic earnings (loss) per share (in Shares)	8,850,959	6,076,046	[1],[2]	4,829,644	[1],[2]
Weighted average number of ordinary shares used in calculating diluted earnings (loss) per share (in Shares)	8,850,959	6,076,046	[1],[2]	4,829,644	[1],[2]

[1]	Reclassed
[2]	Restated